UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            Form 13F

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2008

Check here if Amendment [  ]; Amendment Number:  ___________
  This Amendment (Check only one):       [  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pineno Levin & Ford Asset Management, Inc.
Address:	7204 Glen Forest Dr., Suite 103
		Richmond, VA 23226

Form 13F File Number:	28-12445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey Levin
Title:		Chief Compliance Officer
Phone:		804-288-3772

Signature, Place, and Date of Signing:

/s/ Jeffrey D. Levin			Richmond, VA		August 8, 2008


Report Type (Check only one):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		None

Form 13F Information Table Entry Total:		50

Form 13F Information Table Value Total:		102,250
						(thousands)


List of Other Included Managers:


NONE

FORM 13F INFORMATION TABLE
					TITLE OF				VALUE		SHARES/	SH/	PUT/	INVEST	OTHER		   VOTING AUTHORITY
NAME OF ISSUER				CLASS			CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCETN	MANAGERS	SOLE	    SHARED	NONE
------------------------------	--------------  		----------	---------	------- ---	----	------	--------	-----       ------  	------
3M COMPANY				COM			604059105	2754		 39570	SH		SOLE			35420		0	4150
ACCENTURE LTD CL A			COM			G1150G111	2634	         64675	SH		SOLE			57625		0	7050
ALBEMARLE CORP				COM			012653101	 279		  7000	SH		SOLE			 7000		0	   0
AMERICAN EXPRESS COMPANY		COM			025816109	 904		 23990	SH		SOLE			20350		0	3640
AMERICAN INTERNATIONAL GROUP		COM			026874107	 205		  7752	SH		SOLE		 	 6402		0	1350
AMERICAN LAND LEASE			COM			027118108	 952		 50100	SH		SOLE			46000		0	4100
BANKAMERICA CORP			COM			066050105	2900	        121482	SH		SOLE			113882		0	7600
BAXTER INTERNATIONAL INC		COM			071813109	2778		 43450	SH		SOLE			38875		0	4575
BB&T CORPORATION			COM			054937107	1323		 58096	SH		SOLE			57008		0	1088
BERKSHIRE HATHAWAY CL B			COM			084670207	3001		   748	SH		SOLE		  	  661		0	  87
BIOTECH HOLDERS TRUST			DEPOSTRY RCPTS		09067D201	3435		 20325	SH		SOLE			18305		0	2020
BP PLC 					SPONSORED ADR		055622104	3374		 48495	SH		SOLE			45145		0	3350
CAPITAL ONE FINANCIAL			COM			14040H105	 341		  8968	SH		SOLE			 8968		0	   0
CHEVRONTEXACO CORP			COM			166764100	 424		  4279	SH		SOLE		 	 2758		0	1521
COMCAST CORP CLASS A			COM			200300101	2448		129059	SH		SOLE			113959		0      15100
DIAGEO PLC				SPONSORED ADR		25243Q205	2093		 29335	SH		SOLE			25310		0	3025
DISNEY WALT HOLDING COMPANY		COM			254687106	2961		 94889	SH		SOLE			86339		0	8550
EMERSON ELECTRIC			COM			291011104	2608		 52750	SH		SOLE			47300		0	5450
EXXON MOBIL CORP			COM			30231G102	5534		 62788	SH		SOLE			55498		0	7290
FPL GROUP INC				COM			302571104	 712		 10850	SH		SOLE			10050		0	 800
GENERAL ELECTRIC COMPANY		COM			369604103	2955		110720	SH		SOLE			99736		0      10985
HEWLETT-PACKARD COMPANY			COM			428236103	3689		 83432	SH		SOLE			75182		0	8250
HILB ROGAL & HOBBS COMPANY		COM			431294107	4851		111612	SH		SOLE			100262		0      11350
INTEL CORPORATION			COM			458140100	2928	        136333	SH		SOLE			123283		0      13050
JOHNSON & JOHNSON			COM			478160104	3676		 57127	SH		SOLE			50449		0	6678
KROGER COMPANY				COM			501044101	3004		104050	SH		SOLE			93550		0      10500
LIBERTY MEDIA HOLDING-ENTERTAINMENT	COM			53071M500	1005		 41464	SH		SOLE			36704		0	4760
LOWES COMPANIES, INC.			COM			548661107	2314		111520	SH		SOLE			102190		0       9330
MCDONALDS CORPORATION			COM			580135101	 220		  3910	SH		SOLE			 3810		0	 100
MCCORMICK & COMPANY			COM			579780206	3174		 89000	SH		SOLE			78650		0      10350
MCGRAW-HILL COS INC			COM			580645109	 820		 20450	SH		SOLE			19050		0	1400
MEDTRONIC INC				COM			585055106	4235		 81834	SH		SOLE			75034		0	6800
MICROSOFT CORP				COM			594918104	3462	       	125858	SH		SOLE			112373		0      13485
PAYCHEX INC				COM			718507106	 648		 20716	SH		SOLE			20716		0	   0
PEPSICO INC				COM			713448108	 301		  4738	SH		SOLE			 4738		0	   0
PFIZER INC				COM			717081103	 241		 13804	SH		SOLE			13604		0	 200
PIEDMONT NATURAL GAS COMPANY		COM			720186105	 871		 33300	SH		SOLE			27500		0	5800
PROCTOR & GAMBLE CO			COM			742718109	 497		  8170	SH		SOLE			 6597		0	1573
ROYAL DUTCH SHELL PLC			SPONS ADR A		780257804	 309		  3777	SH		SOLE			 3777		0	   0
SCANA CORPORATION HOLDING CO		COM			80589M102	3326		 89887	SH		SOLE			81037		0	8850
SCHLUMBERGER LIMITED			COM			806857108	3834		 35685	SH		SOLE			31635		0	4050
SMITHFIELD FOODS INC			COM			832248108	2296	       	115500	SH		SOLE			103400		0      12100
THE COCA-COLA COMPANY			COM			191216100	 222		  4280	SH		SOLE			 1675		0	2605
TIME WARNER INC				COM			887315109	1903	       	128600	SH		SOLE			116100		0      12500
VANGUARD INT'L EQUITY ETF		ALLWORLD EX US		922042775	 234		  4410	SH		SOLE			 4110		0	 300
WACHOVIA CORPORATION			COM			929771103	1024		 65913	SH		SOLE			62809		0	3104
WASTE MGMT INC DEL			COM			94106L109	4122	       	109300	SH		SOLE			96600		0      12700
WELLPOINT INC				COM			94973V107	2697		 56585  SH		SOLE			50335		0	6250
WESTERN UN CO				COM			959802109	1471		 59490	SH		SOLE			54790		0	4700
WYETH					COM			983024100	 261		  5450	SH		SOLE			 5450		0	   0